CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Statement Of Income And Comprehensive Income [Abstract]
Recognition of pension and other postretirement benefit gain, tax	$ (22)	$ 129	$ (28)